Condensed Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock Pre-Funded Warrants	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance, beginning (in shares) at Dec. 31, 2020		42,196,296
Balance, beginning at Dec. 31, 2020	$ 191,216			$ 524,022	$ (332,806)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)		124,928
Shares issued upon exercises of stock options	411			411
Shares issued upon vesting of restricted stock units (in shares)		84,500
Issuance of shares under Employee Stock Purchase Plan (in shares)		51,747
Issuance of shares under Employee Stock Purchase Plan	372			372
Stock-based compensation	11,557			11,557
Net loss	(60,692)				(60,692)
Balance, ending (in shares) at Dec. 31, 2021		42,457,471
Balance, ending at Dec. 31, 2021	142,864			536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)		36,500
Shares issued upon exercises of stock options	134			134
Stock-based compensation	2,446			2,446
Net loss	(15,351)				(15,351)
Balance, ending (in shares) at Mar. 31, 2022		42,493,971
Balance, ending at Mar. 31, 2022	130,093			538,942	(408,849)	$ 0
Balance, beginning (in shares) at Dec. 31, 2021		42,457,471
Balance, beginning at Dec. 31, 2021	142,864			536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on available-for-sale securities	(72)
Net loss	(31,039)
Balance, ending (in shares) at Jun. 30, 2022		42,579,852
Balance, ending at Jun. 30, 2022	116,708			541,317	(424,537)	(72)
Balance, beginning (in shares) at Dec. 31, 2021		42,457,471
Balance, beginning at Dec. 31, 2021	$ 142,864			536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)	36,500	36,500
Shares issued upon exercises of stock options	$ 134			134
Shares issued upon vesting of restricted stock units (in shares)		24,750
Issuance of shares under Employee Stock Purchase Plan (in shares)		129,625
Issuance of shares under Employee Stock Purchase Plan	82			82
Unrealized gain (loss) on available-for-sale securities	(21)					(21)
Stock-based compensation	8,829			8,829
Net loss	(57,557)				(57,557)
Balance, ending (in shares) at Dec. 31, 2022		42,648,346
Balance, ending at Dec. 31, 2022	94,331			545,407	(451,055)	(21)
Balance, beginning (in shares) at Mar. 31, 2022		42,493,971
Balance, beginning at Mar. 31, 2022	130,093			538,942	(408,849)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)		10,000
Issuance of shares under Employee Stock Purchase Plan (in shares)		75,881
Issuance of shares under Employee Stock Purchase Plan	63			63
Unrealized gain (loss) on available-for-sale securities	(72)					(72)
Stock-based compensation	2,312			2,312
Net loss	(15,688)				(15,688)
Balance, ending (in shares) at Jun. 30, 2022		42,579,852
Balance, ending at Jun. 30, 2022	116,708			541,317	(424,537)	(72)
Balance, beginning (in shares) at Dec. 31, 2022		42,648,346
Balance, beginning at Dec. 31, 2022	94,331			545,407	(451,055)	(21)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)		170,000
Unrealized gain (loss) on available-for-sale securities	39					39
Stock-based compensation	1,191			1,191
Net loss	(14,204)				(14,204)
Balance, ending (in shares) at Mar. 31, 2023		42,818,346
Balance, ending at Mar. 31, 2023	81,357			546,598	(465,259)	18
Balance, beginning (in shares) at Dec. 31, 2022		42,648,346
Balance, beginning at Dec. 31, 2022	$ 94,331			545,407	(451,055)	(21)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)	0	36,500
Unrealized gain (loss) on available-for-sale securities	$ 8
Net loss	(16,289)
Balance, ending (in shares) at Jun. 30, 2023		44,021,429
Balance, ending at Jun. 30, 2023	79,576			546,933	(467,344)	(13)
Balance, beginning (in shares) at Mar. 31, 2023		42,818,346
Balance, beginning at Mar. 31, 2023	81,357			546,598	(465,259)	18
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)		10,000
Shares issued upon the exercise of pre-funded warrants (in shares)			1,180,000
Issuance of shares under Employee Stock Purchase Plan (in shares)		13,083
Issuance of shares under Employee Stock Purchase Plan	4			4
Unrealized gain (loss) on available-for-sale securities	(31)					(31)
Stock-based compensation	331			331
Net loss	(2,085)				(2,085)
Balance, ending (in shares) at Jun. 30, 2023		44,021,429
Balance, ending at Jun. 30, 2023	$ 79,576			$ 546,933	$ (467,344)	$ (13)